STATEMENTS OF CONSOLIDATED OPERATIONS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues and other income
Revenues	€ (11,609)	€ 30,058	€ 0
Other income	4,419	6,150	4,776
Total revenues and other income	(7,191)	36,207	4,776
Research and development expenses	(40,541)	(38,396)	(32,636)
Selling, general and administrative expenses	(20,527)	(22,049)	(17,857)
Other operating income and expenses	(134)	(2,542)	(985)
Total operating expenses	(61,202)	(62,986)	(51,478)
Operating income (loss)	(68,392)	(26,779)	(46,702)
Financial income	7,849	2,002	3,533
Financial expenses	(7,488)	(14,803)	(13,863)
Net financial income (loss)	361	(12,801)	(10,329)
Income tax	(101)	(120)	(10)
Net loss for the period	€ (68,132)	€ (39,700)	€ (57,041)
Basic loss per share (in euro per share)	€ (1.44)	€ (1.08)	€ (1.64)
Diluted loss per share (in euro per share)	€ (1.44)	€ (1.08)	€ (1.64)